Revenues (Tables)	12 Months Ended
Aug. 31, 2025
Revenues [Abstract]
Schedule of Recognizes Revenue	The single performance obligation is satisfied at a point in time when the service or product has been delivered to the customer.
	For the years ended August 31,
	2025	2024	2023
Revenue from contracts with customers – recognized at a point in time
Revenue from food and beverage	6,799,732	8,295,084	6,754,350
Total	$6,799,732	$8,295,084	$6,754,350